Organization and Nature of Operations (Tables)	12 Months Ended
Dec. 31, 2020
Organization and Nature of Operations
Schedule of principal subsidiaries

	Equity	Place and date of incorporation
Subsidiaries	interest held	or date of acquisition	Principal activities
NIO NextEV Limited (“NIO HK”) (formerly known as NextEV Limited)	100%	Hong Kong, February 2015	Investment holding
NIO GmbH (formerly known as NextEV GmbH)	100%	Germany, May 2015	Design and technology development
NIO Holding Co., Ltd. ("NIO Holding") (formerly named NIO (Anhui) Holding Co., Ltd.)	100%	Anhui, PRC, November 2017	Headquarter and technology development
NIO Co., Ltd. (“NIO SH”) (formerly known as NextEV Co., Ltd.)	100%	Shanghai, PRC, May 2015	Headquarter and technology development
NIO USA, Inc. (“NIO US”) (formerly known as NextEV USA, Inc.)	100%	United States, November 2015	Technology development
XPT Limited (“XPT”)	100%	Hong Kong, December 2015	Investment holding
NIO Performance Engineering Limited ("NPE")	100%	United Kingdom, July 2019	Marketing and technology development
NIO Sport Limited (“NIO Sport”) (formerly known as NextEV NIO Sport Limited)	100%	Hong Kong, April 2016	Racing management
XPT Technology Limited (“XPT Technology”)	100%	Hong Kong, April 2016	Investment holding
XPT Inc. (“XPT US”)	100%	United States, April 2016	Technology development
XPT (Jiangsu) Investment Co., Ltd. (“XPT Jiangsu”)	100%	Jiangsu, PRC, May 2016	Investment holding
Shanghai XPT Technology Limited	100%	Shanghai, PRC, May 2016	Technology development
XPT (Nanjing) E-Powertrain Technology Co., Ltd. (“XPT NJEP”)	100%	Nanjing, PRC, July 2016	Manufacturing of E-Powertrain
XPT (Nanjing) Energy Storage System Co., Ltd. (“XPT NJES”)	100%	Nanjing, PRC, October 2016	Manufacturing of battery pack
NIO Power Express Limited (“PE HK)	100%	Hong Kong, January 2017	Investment holding
NextEV User Enterprise Limited (“UE HK”)	100%	Hong Kong, February 2017	Investment holding
Shanghai NIO Sales and Services Co., Ltd. (“UE CNHC”)	100%	Shanghai, PRC, March 2017	Investment holding and sales and after sales management
NIO Energy Investment (Hubei) Co., Ltd. (“PE CNHC”)	100%	Wuhan PRC, April 2017	Investment holding
Wuhan NIO Energy Co., Ltd. (“PE WHJV”)	100%	Wuhan, PRC, May 2017	Investment holding
XTRONICS (Nanjing) Automotive Intelligent Technologies Co. Ltd. (“XPT NJWL”)	50%	Nanjing, PRC, June 2017	Manufacturing of components
XPT (Jiangsu) Automotive Technology Co., Ltd. (“XPT AUTO”)	100%	Nanjing, PRC, May 2018	Investment holding

Schedule of variable interest entities

	Economic	Place and Date of incorporation
VIE and VIE’s subsidiaries	interest held	or date of acquisition
Prime Hubs Limited (“Prime Hubs”)	100%	BVI, October 2014
NIO Technology Co., Ltd. (“NIO SHTECH”) (formerly known as Shanghai NextEV Technology Co., Ltd.)	100%	Shanghai, PRC, November 2014
Beijing NIO Network Technology Co., Ltd. (“NIO BJTECH”)	100%	Beijing, PRC, July 2017
Shanghai Anbin Technology Co., Ltd. (“NIO ABTECH”)	100%	Shanghai, PRC, April 2018